Loans Receivable - Loans Modified Troubled Debt Restructuring by Class (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended										3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Jun. 30, 2014 LoansModifications		Jun. 30, 2013 LoansModifications		Jun. 30, 2014 LoansModifications		Jun. 30, 2013 LoansModifications		Dec. 31, 2013 LoansModifications		Mar. 31, 2013 LoansModifications
Financing Receivable, Impaired [Line Items]
Number of Modifications											18	[1]	2	[1]	29	[1]	6	[1]	86	[1]	14	[1]
Unpaid Principal Balance	$ 1,749	[1]	$ 3,601	[1]	$ 145	[1]	$ 1,383	[1]	$ 2,861	[1]	$ 1,456	[1],[2]	$ 145	[1],[2]	$ 3,490	[1],[2]	$ 1,365	[1],[2]	$ 57,480	[1],[2]	$ 2,580	[1],[2]
Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					59,982	[1]
Residential
Financing Receivable, Impaired [Line Items]
Number of Modifications											5	[1]			10	[1]			21	[1]		[1]
Unpaid Principal Balance	775	[1]	1,294	[1]						[1]	546	[1],[2]			1,284	[1],[2]			3,788	[1],[2]		[1],[2]
Residential | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					3,761	[1]
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Number of Modifications															1	[1]			19	[1]	3	[1]
Unpaid Principal Balance			48	[1]					238	[1]	0				48	[1],[2]			12,788	[1],[2]	169	[1],[2]
Commercial and industrial | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					13,322	[1]
Land and construction
Financing Receivable, Impaired [Line Items]
Number of Modifications											2	[1]			2	[1]	1	[1]		[1]	2	[1]
Unpaid Principal Balance	372	[1]	372	[1]			438	[1]	705	[1]	357	[1],[2]			357	[1],[2]	425	[1],[2]		[1],[2]	546	[1],[2]
Multi-family
Financing Receivable, Impaired [Line Items]
Number of Modifications											1	[1]			3	[1]			20	[1]		[1]
Unpaid Principal Balance	315	[1]	1,283	[1]						[1]	273	[1],[2]			1,198	[1],[2]			23,531	[1],[2]		[1],[2]
Multi-family | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					25,556	[1]
Retail/office
Financing Receivable, Impaired [Line Items]
Number of Modifications													1	[1]	0	[1]	2	[1]	6	[1]	3	[1]
Unpaid Principal Balance			0	[1]	47	[1]	264	[1]	931	[1]	0		47	[1],[2]	0	[1],[2]	261	[1],[2]	1,604	[1],[2]	899	[1],[2]
Retail/office | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					1,673	[1]
Other commercial real estate
Financing Receivable, Impaired [Line Items]
Number of Modifications													1	[1]	2	[1]	3	[1]	8	[1]	4	[1]
Unpaid Principal Balance			251	[1]	98	[1]	681	[1]	950	[1]	0		98	[1],[2]	257	[1],[2]	679	[1],[2]	15,346	[1],[2]	934	[1],[2]
Other commercial real estate | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					15,269	[1]
Education
Financing Receivable, Impaired [Line Items]
Number of Modifications															0	[1]				[1]		[1]
Unpaid Principal Balance			0	[1]						[1]	0				0	[1],[2]				[1],[2]		[1],[2]
Other consumer
Financing Receivable, Impaired [Line Items]
Number of Modifications											10	[1]			11	[1]			12	[1]	2	[1]
Unpaid Principal Balance	287	[1]	353	[1]					37	[1]	280	[1],[2]			346	[1],[2]			423	[1],[2]	32	[1],[2]
Other consumer | Scenario, Previously Reported [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance					$ 401	[1]

[1]	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
[2]	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.